Stockholders' Equity	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Stockholders' Equity
Stockholders’ Equity
Alphabet Reorganization
On October 2, 2015, Google implemented a legal reorganization, which resulted in Alphabet owning all of the outstanding stock of Google. Consequently, Google became a direct, wholly owned subsidiary of Alphabet. Each share of each class of Google stock issued and outstanding immediately prior to the legal reorganization automatically converted into an equivalent corresponding share of Alphabet stock, and Google’s stockholders immediately prior to the consummation of the legal reorganization became stockholders of Alphabet.
As a result of the reorganization, on October 2, 2015, the Fourth Amended and Restated Certificate of Incorporation of Google was amended to decrease the authorized number of shares of Class A common stock, Class B common stock and Class C capital stock, par value $0.001 per share, from 9 billion shares, 3 billion shares and 3 billion shares, respectively, to 500 shares of each class of stock, respectively. Additionally, the authorized number of shares of preferred stock, par value $0.001 per share, was decreased from 100 million shares to 500 shares. As of December 31, 2015, Google had 100 shares of Class A common stock, 100 shares of Class B common stock, and 100 shares of Class C capital stock outstanding, of which Alphabet was the sole owner.
Alphabet Convertible Preferred Stock
Our board of directors has authorized 100 million shares of convertible preferred stock, $0.001 par value, issuable in series. As of December 31, 2014 and 2015, there were no shares issued or outstanding.
Alphabet Class A and Class B Common Stock and Class C Capital Stock
Our board of directors has authorized three classes of stock, Class A and Class B common stock, and Class C capital stock. The rights of the holders of each class of our common and capital stock are identical, except with respect to voting. Each share of Class A common stock is entitled to one vote per share. Each share of Class B common stock is entitled to 10 votes per share. Class C capital stock has no voting rights, except as required by applicable law. Shares of Class B common stock may be converted at any time at the option of the stockholder and automatically convert upon sale or transfer to Class A common stock.
Stock Plans
As a result of the Alphabet reorganization, on October 2, 2015, Google transferred to Alphabet, and Alphabet assumed, sponsorship of all of Google's stock plans along with all of Google's rights and obligations under each plan.
During the year ended December 31, 2014, shares reserved for future grants under the 2004 Stock Plan expired and we began granting awards from the 2012 Stock Plan (“Stock Plan”). Under our Stock Plan, RSUs or stock options may be granted. An RSU award is an agreement to issue shares of our publicly traded stock at the time the award vests. Incentive and non-qualified stock options, or rights to purchase common stock, are generally granted for a term of 10 years. Options and RSUs granted to participants under the Stock Plan generally vest over four years contingent upon employment or service with us on the vesting date.
As of December 31, 2015, there were 23,336,944 shares of stock reserved for future issuance under our Stock Plan.
Stock-Based Compensation
The following table presents our aggregate stock-based compensation expense by type of costs and expenses per the Consolidated Statements of Income (in millions):

	Year Ended December 31,
	2013	2014	2015
Cost of revenues	$469	$535	$806
Research and development	1,641	2,200	2,687
Sales and marketing	552	715	899
General and administrative	465	725	861
Discontinued operations	216	104	0
Total stock-based compensation expense	$3,343	$4,279	$5,253

For the years ended December 31, 2013, 2014, and 2015, we recognized tax benefits on total stock-based compensation expense from continuing operations of $685 million, $867 million, and $1,133 million, respectively, and from discontinued operations of $59 million, $30 million and $0 million, respectively. In addition, as a result of the Tax Court ruling in Altera Corp. v. Commissioner, we have recorded a tax benefit of $522 million related to 2015 stock-based compensation expense that will be subject to reimbursement of cost share payments if the tax court's opinion is sustained. Refer to Note 15 for more detail regarding the Altera case.
Of the total stock-based compensation expense from continuing operations recognized in the years ended December 31, 2013, 2014, and 2015, $0 million, $0 million, and $50 million, respectively, was associated with awards ultimately settled in cash. Awards which will be ultimately settled in cash are classified as liabilities in our Consolidated Balance Sheets.
Stock-based compensation associated with Alphabet equity awards granted to Google employees in the fourth quarter ended December 31, 2015, was treated as a capital contribution from Alphabet to Google. Stock-based compensation associated with equity awards for the years ended December 31, 2013, 2014 and 2015 are presented as stock-based compensation expense in Alphabet's and Google's Consolidated Statements of Stockholders' Equity.
Alphabet Stock-Based Award Activities
The following table summarizes the activities for our options for the year ended December 31, 2015:

	Options Outstanding
	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)(1)
Balance as of December 31, 2014	7,240,419	$215.56
Granted	0	N/A
Exercised	(2,072,550)	$189.64
Forfeited/canceled	(268,886)	$310.47
Balance as of December 31, 2015	4,898,983	$221.31	3.7	$2,682
Exercisable as of December 31, 2015	4,462,847	$212.02	3.4	$2,484
Exercisable as of December 31, 2015 and expected to vest thereafter (2)	4,846,996	$220.29	3.6	$2,658

(1)
The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the closing stock prices of $778.01 and $758.88 of our Class A common stock and Class C capital stock, respectively, on December 31, 2015.

(2)	Options expected to vest reflect an estimated forfeiture rate.
The total grant date fair value of stock options vested during 2013, 2014 and 2015 was $223 million, $94 million, and $33 million. The aggregate intrinsic value of all options and warrants exercised during 2013, 2014 and 2015 was $1,793 million, $589 million, and $867 million. These amounts do not include the aggregate sales price of options sold under our Transferable Stock Options (TSO) program, which was discontinued as of November 29, 2013.
As of December 31, 2015, there was $12 million of unrecognized compensation cost related to outstanding employee stock options. This amount is expected to be recognized over a weighted-average period of 0.6 years. To the extent the actual forfeiture rate is different from what we have estimated, stock-based compensation expense related to these awards will be different from our expectations.
The following table summarizes the activities for our unvested RSUs for the year ended December 31, 2015:

	Unvested Restricted Stock Units
	Number of Shares	Weighted- Average Grant-Date Fair Value
Unvested as of December 31, 2014	24,619,549	$487.80
Granted	14,415,740	$546.46
Vested	(11,182,606)	$442.01
Forfeited/canceled	(2,111,497)	$481.37
Unvested as of December 31, 2015	25,741,186	$531.74
Expected to vest after December 31, 2015 (1)	22,672,837	$531.74

(1)	RSUs expected to vest reflect an estimated forfeiture rate.
As of December 31, 2015, there was $11.1 billion of unrecognized compensation cost related to unvested RSUs. This amount is expected to be recognized over a weighted-average period of 2.7 years. To the extent the actual forfeiture rate is different from what we have estimated, stock-based compensation expense related to these awards will be different from our expectations.
Share Repurchases
In October 2015, the board of directors of Alphabet authorized the company to repurchase up to $5,099,019,513.59 of its Class C capital stock, commencing in the fourth quarter of 2015. The repurchases are being executed from time to time, subject to general business and market conditions and other investment opportunities, through open market purchases or privately negotiated transactions, including through the use of 10b5-1 plans. The repurchase program does not have an expiration date. As of December 31, 2015, we repurchased and subsequently retired approximately 2,391 thousand shares of Alphabet Class C capital stock for an aggregate amount of approximately $1,780 million. Alphabet's share repurchases in the year ended December 31, 2015 were funded by Google via a return of capital to Alphabet.
In January 2016, the board of directors of Alphabet authorized the company to repurchase an additional amount of approximately 514 thousand shares.
Google Stockholders' Equity
As a result of the Alphabet reorganization, Google has recorded various intercompany activities during the fourth quarter ended December 31, 2015 as capital transactions, which are reflected in Google's Consolidated Statements of Stockholders' Equity. Refer to Stock-Based Compensation and Share Repurchases section above, and Note 6, for descriptions of certain activities. Additionally, subsequent to the reorganization, shares withheld to satisfy employee withholding tax obligations and cash received from the exercise of stock options were recorded as capital transactions between Alphabet and Google and are reflected as such in Google's Consolidated Statements of Stockholders' Equity.